Intangible assets, net	12 Months Ended
Dec. 31, 2015
Intangible assets, net [Abstract]
Intangible assets, net
9.	Intangible assets, net

The following table presents the movement in intangible assets:

Continuing operations	December 31, 2014				December 31, 2015
(In thousands)	Cost	Amortization	Impairment	Net book value	Cost	Amortization	Impairment	Net book value

Land use rights	5,279	(253)	—	5,026	5,123	(409)	—	4,714
Trademarks	6,168	(167)	—	6,001	5,812	(1,107)	—	4,705
Non-compete agreement	1,502	(252)	—	1,250	1,415	(472)	—	943
Technology (including right-to-use)	2,399	(100)	—	2,299	2,261	(377)	—	1,884
Acquired computer software	1,468	(1,141)	—	327	619	(255)	—	364
Internal use software development costs	716	(537)	—	179	675	(641)	—	34
Online game licenses (note a)	5,304	(4,478)	(808)	18	5,827	(4,268)	(770)	789
	22,836	(6,928)	(808)	15,100	21,732	(7,529)	(770)	13,433

Note a:

In 2013, indicator of possible impairment triggered the Group to perform an impairment test for one online game license. The impairment test was triggered by the significant decline in the revenue generated by online game. For the quarter ended December 31, 2013, this online game only generated revenue amounted to USD 27 thousand as compared to USD 303 thousand for the quarter ended September 30, 2013, which was significantly lower than the Group's expectation. The impairment test was performed using a discounted cash flow analysis that requires certain assumptions and estimates regarding economics and future profitability. As of December 31, 2015, full provision for impairment has been provided for this online game license.

Amortization expense recognized for the years ended December 31, 2013, 2014 and 2015 are summarized as follows:

	Years ended December 31
(In thousands)	2013	2014	2015
Cost of Revenue	1,369	1,141	693
General and administrative expenses	269	372	386
Research and development expenses	—	542	1,589
Total	1,638	2,055	2,668

The estimated aggregate amortization expense for each of the next five years as of December 31, 2015 is:

(In thousands)	Intangible assets
2016	2,234
2017	2,002
2018	1,688
2019	1,321
2020 and thereafter	6,188

The weighted average amortization periods of intangible assets as at December 31, 2014 and 2015 are as below:

(In year)	December 31, 2014	December 31, 2015
Copyrights related to content (i)	2.78	—
Land use right	30	30
Trademarks	7	7
Non-compete agreement	4	4
Technology (including right-to-use)	8	8
Acquired computer software	5	5
Internal use software development costs	5	5
Online game licenses	3	3
Domain name (i)	5	—
Total weighted average amortization periods	3.97	11.08

(i)	Copyrights related to content and domain name are related to the discontinued operation.